Commitments and Contingencies - Commitments for the acquisition of vessel owning companies from a related party and vessels under construction (Table) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Vessels Acquisitions [Member]
Property, Plant and Equipment [Line Items]
2026	$ 0
2027	489,300
2028	0
Total	489,300
Vessels under Construction [member]
Property, Plant and Equipment [Line Items]
2026	369,157
2027	913,641
2028	35,928
Total	1,318,726
Total [Member]
Property, Plant and Equipment [Line Items]
2026	369,157
2027	1,402,941
2028	35,928
Total	$ 1,808,026